UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS DIVERSIFIED

STRATEGIC INCOME FUND

FORM N-Q

APRIL 30, 2006

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 45.8%
Aerospace & Defense - 0.5%
$1,090,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	$1,084,550
850,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	879,750
2,275,000	BB-	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08	2,383,062

		Total Aerospace & Defense	4,347,362

Airlines - 0.3%
		Continental Airlines Inc., Pass-Through Certificates:
319,223	B+	Series 2000-2, Class C, 8.312% due 4/2/11	304,108
2,025,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	2,013,948

		Total Airlines	2,318,056

Auto Components - 0.3%
580,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	588,700
		TRW Automotive Inc.:
1,606,000	BB-	Senior Notes, 9.375% due 2/15/13	1,734,480
260,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	288,600

		Total Auto Components	2,611,780

Automobiles - 1.7%
		DaimlerChrysler North American Holding Corp.:
700,000	BBB	5.875% due 3/15/11	697,603
1,970,000	BBB	Notes, 4.050% due 6/4/08	1,913,102
		Ford Motor Co.:
		Debentures:
825,000	BB-	6.625% due 10/1/28	569,250
500,000	BB-	8.900% due 1/15/32	383,750
6,925,000	BB-	Notes, 7.450% due 7/16/31 (a)	5,089,875
3,225,000	BB-	Senior Notes, 4.950% due 1/15/08 (a)	2,998,989
		General Motors Corp., Senior Debentures:
500,000	B	8.250% due 7/15/23	365,000
3,150,000	B	8.375% due 7/15/33	2,362,500

		Total Automobiles	14,380,069

Beverages - 0.1%
730,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	746,425

Building Products - 0.3%
535,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	559,075
600,000	B-	Goodman Global Holding Co. Inc., Senior Subordinated Notes, Series B, 7.491% due 6/15/12 (b)	613,500
1,175,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,210,250

		Total Building Products	2,382,825

Capital Markets - 1.0%
1,349,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,490,645
1,700,000	A+	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	1,638,387
2,020,000	A+	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	1,976,160
		Morgan Stanley:
1,430,000	A+	Notes, 3.625% due 4/1/08	1,386,541
1,975,000	A	Subordinated Notes, 4.750% due 4/1/14	1,829,446
350,000	BB+	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13	414,750

		Total Capital Markets	8,735,929

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Chemicals - 0.7%
$960,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	$1,015,200
1,500,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,665,000
1,400,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,545,250
1,525,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	1,639,375

		Total Chemicals	5,864,825

Commercial Banks - 1.3%
950,000	BBB-	Resona Preferred Global Securities Cayman Ltd., 7.191% due 7/30/15 (b)(c)	978,313
1,630,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (b)(c)	1,585,548
4,470,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (a)	4,289,068
4,100,000	AA-	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10 (a)	3,929,985

		Total Commercial Banks	10,782,914

Commercial Services & Supplies - 1.0%
2,260,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	2,389,950
1,475,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,607,750
1,015,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	1,088,587
975,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	933,563
105,000	Caa1(d)	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	114,450
1,890,000	BBB	Waste Management Inc., 6.375% due 11/15/12	1,947,157

		Total Commercial Services & Supplies	8,081,457

Communications Equipment - 0.6%
3,625,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	3,235,312
1,650,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,546,875

		Total Communications Equipment	4,782,187

Computers & Peripherals - 0.1%
525,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (c)	563,063

Consumer Finance - 2.7%
		Ford Motor Credit Co., Notes:
350,000	BB-	6.625% due 6/16/08	328,998
350,000	BB-	7.875% due 6/15/10	323,505
150,000	BB-	7.000% due 10/1/13	132,164
		General Motors Acceptance Corp.:
		Bonds:
140,000	BB	6.150% due 4/5/07	137,424
350,000	BB	8.000% due 11/1/31	332,744
80,000	BB	Global Notes, 6.125% due 2/1/07	78,720
		Notes:
80,000	BB	6.125% due 8/28/07	77,787
16,150,000	BB	5.625% due 5/15/09 (a)	15,138,138
125,000	BB	7.250% due 3/2/11	119,634
2,125,000	BB	6.875% due 9/15/11	1,992,874
4,065,000	BB	6.750% due 12/1/14 (a)	3,710,772

		Total Consumer Finance	22,372,760

Containers & Packaging - 1.2%
800,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	876,000
		Graphic Packaging International Corp.:
525,000	B-	Senior Notes, 8.500% due 8/15/11	527,625
600,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	585,000
3,230,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09 (a)	3,375,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†		RATING‡	SECURITY	VALUE
Containers & Packaging (continued)
$800,000		B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	$812,000
			Pliant Corp.:
275,000		D	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (e)	290,469
220,000		D	Senior Subordinated Notes, 13.000% due 6/1/10 (e)	104,500
675,000		CC	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	458,156
3,100,000		CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14 (a)	2,867,500

			Total Containers & Packaging	9,896,600

Diversified Consumer Services - 0.5%
			Hertz Corp.:
450,000		B	Senior Notes, 8.875% due 1/1/14 (c)	480,375
915,000		B	Senior Subordinated Notes, 10.500% due 1/1/16 (c)	1,016,794
			Service Corp. International:
1,025,000		BB	Debentures, 7.875% due 2/1/13	1,068,563
1,590,000		BB	Senior Notes, 6.500% due 3/15/08	1,595,962

			Total Diversified Consumer Services	4,161,694

Diversified Financial Services - 2.9%
1,020,000		BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	985,069
1,127,000		A-	Alamosa Delaware Inc., Senior Discount Notes, 12.000% due 7/31/09	1,212,934
4,650,000		A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (a)	5,004,748
370,000		BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	371,850
670,000		A+	Credit Suisse First Boston USA Inc., Notes, 4.875% due 8/15/10	653,119
4,770,000		AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (a)	4,601,357
4,650,000		A	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (a)	4,598,878
6,070,000		A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14 (a)	5,783,587
890,000		BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/16/16 (b)	873,697

			Total Diversified Financial Services	24,085,239

Diversified Telecommunication Services - 1.1%
670,000		BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	721,925
1,000,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	967,456
1,780,000		D	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (e)(f)(g)	0
225,000		B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	237,656
1,950,000		B	Intelsat Ltd., Senior Discount Notes, step bond to yield 8.509% due 2/1/15 (c)	1,423,500
1,820,000		BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	1,953,501
670,000		B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (c)	696,800
795,000		B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	785,062
516,000		B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	545,025
135,000		B	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	136,687
25,000		BB	Qwest Corp., Debentures, 7.500% due 6/15/23	24,938
1,050,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	972,272
4,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	346,749
600,000		A	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	645,645
90,000		B-	Wind Acquisition Finance SA, 10.750% due 12/1/15 (c)	99,900

			Total Diversified Telecommunication Services	9,557,116

Electric Utilities - 2.3%
			Edison Mission Energy, Senior Notes:
3,255,000		B+	10.000% due 8/15/08 (a)	3,519,469
275,000		B+	7.730% due 6/15/09	282,906
1,825,000		B+	9.875% due 4/15/11	2,066,812
1,790,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	1,594,824
2,920,000		BBB-	FirstEnergy Corp., Notes, Series C, 7.375% due 11/15/31 (a)	3,182,137

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Electric Utilities (continued)
$825,000	B	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	$783,750
1,910,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,186,950
1,320,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	1,266,787
		Reliant Energy Inc., Senior Secured Notes:
370,000	B	9.250% due 7/15/10	376,937
3,630,000	B	9.500% due 7/15/13 (a)	3,702,600
630,000	BBB-	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	641,746

		Total Electric Utilities	19,604,918

Electrical Equipment - 0.1%
575,000	BBB-	Thomas & Betts Corp., Senior Notes, 7.250% due 6/1/13	603,578

Energy Equipment & Services - 0.0%
88,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14	90,420

Food Products - 0.5%
470,288	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	481,714
870,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	870,000
1,000,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,055,000
1,600,000	B	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	1,504,000

		Total Food Products	3,910,714

Health Care Providers & Services - 1.4%
1,550,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,654,625
1,585,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,592,925
695,000	B+	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	734,094
3,360,000	BB+	HCA Inc., Debentures, 7.500% due 11/15/95 (a)	2,891,925
2,075,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,106,125
		Tenet Healthcare Corp., Senior Notes:
3,400,000	B	7.375% due 2/1/13 (a)	3,187,500
25,000	B	9.875% due 7/1/14	26,062

		Total Health Care Providers & Services	12,193,256

Hotels, Restaurants & Leisure - 1.7%
		Caesars Entertainment Inc., Senior Subordinated Notes:
1,150,000	BB+	8.875% due 9/15/08	1,221,875
4,275,000	BB+	8.125% due 5/15/11 (a)	4,622,344
350,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	357,000
1,825,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	1,907,125
1,550,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,495,750
		Mandalay Resort Group, Senior Subordinated:
585,000	B+	Debentures, 7.625% due 7/15/13	596,700
1,725,000	B+	Notes, Series B, 10.250% due 8/1/07	1,815,562
2,500,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13 (a)	2,700,000

		Total Hotels, Restaurants & Leisure	14,716,356

Household Durables - 0.7%
120,000	CCC-	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	119,700
465,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	488,250
		Nutro Products Inc.:
160,000	CCC	Senior Notes, 9.230% due 10/16/06 (b)(c)	164,000
335,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (c)	348,400
1,575,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	1,673,238
1,000,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,055,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Household Durables (continued)
$740,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	$765,900
1,625,000	B	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	1,748,906

		Total Household Durables	6,363,394

Independent Power Producers & Energy Traders - 2.3%
		AES Corp., Senior Notes:
3,255,000	B	9.500% due 6/1/09 (a)	3,523,537
2,490,000	B	8.875% due 2/15/11 (a)	2,689,200
4,940,000	B	7.750% due 3/1/14 (a)	5,174,650
2,610,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (a)	2,597,284
		Dynegy Holdings Inc.:
1,000,000	B-	Senior Debentures, 7.125% due 5/15/18	910,000
1,050,000	B-	Senior Notes, 8.375% due 5/1/16 (c)	1,050,000
1,050,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (c)	1,059,188
		NRG Energy Inc., Senior Notes:
575,000	B-	7.250% due 2/1/14	579,313
1,725,000	B-	7.375% due 2/1/16	1,744,406

		Total Independent Power Producers & Energy Traders	19,327,578

Industrial Conglomerates - 0.5%
1,080,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (f)	972,000
3,250,000	BBB+	Tyco International Group SA, Notes, 6.000% due 11/15/13 (a)	3,244,254

		Total Industrial Conglomerates	4,216,254

Insurance - 0.2%
1,515,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	1,578,894

Internet & Catalog Retail - 0.1%
755,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	748,394

IT Services - 0.6%
3,875,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13 (a)	4,054,219
1,280,000	BB-	Unisys Corp., Senior Notes, 6.875% due 3/15/10	1,235,200

		Total IT Services	5,289,419

Leisure Equipment & Products - 1.9%
16,150,000	B	Eastman Kodak Co., 7.250% due 11/15/13 (a)	15,776,596

Machinery - 0.5%
1,300,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,430,000
1,025,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 11.980% due 4/15/14	850,750
580,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	611,901
1,025,000	B	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	1,083,937

		Total Machinery	3,976,588

Media - 5.4%
2,050,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10	2,234,500
920,000	B-	Affinion Group Inc., 10.125% due 10/15/13 (c)	954,500
450,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (c)	490,500
2,067,000	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	2,105,756
		CCH I Holdings LLC, Senior Accreting Notes:
1,515,000	CCC-	13.500% due 1/15/14	1,083,225
3,375,000	CCC-	18.099% due 5/15/14	2,176,875
4,577,000	CCC-	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15 (a)	4,096,415
2,175,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	2,438,099
2,060,000	BBB+	Comcast Corp., Notes, 6.500% due 1/15/15	2,101,663

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Media (continued)
		CSC Holdings Inc.:
$1,625,000	B+	Debentures, Series B, 8.125% due 8/15/09	$1,694,062
1,185,000	B+	Senior Notes, Series B, 7.625% due 4/1/11	1,211,663
634,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	720,383
2,417,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (a)	2,673,806
1,381,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,482,849
		EchoStar DBS Corp., Senior Notes:
2,250,000	BB-	6.625% due 10/1/14	2,174,062
925,000	BB-	7.125% due 2/1/16 (c)	907,656
1,375,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	1,175,625
2,200,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	2,351,250
1,189,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	1,287,093
162,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	166,455
690,000	BBB	News America Inc., 6.200% due 12/15/34	640,076
		R.H. Donnelley Corp.:
		Senior Discount Notes:
75,000	B	Series A-1, 6.875% due 1/15/13 (c)	70,125
100,000	B	Series A-2, 6.875% due 1/15/13 (c)	93,500
925,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (c)	956,219
450,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (c)	501,750
950,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,059,250
2,030,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	2,136,575
2,150,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	2,334,201
2,500,000	CCC	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	2,550,000
300,000	BBB	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (c)	298,236
		XM Satellite Radio Inc., Senior Notes:
310,000	CCC	9.649% due 8/1/06 (b)(c)	314,650
560,000	CCC	9.750% due 5/1/14 (c)	565,600
536,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	564,140

		Total Media	45,610,759

Metals & Mining - 0.4%
1,475,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	1,626,188
135,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (c)	148,500
1,310,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	1,473,692

		Total Metals & Mining	3,248,380

Multi-Utilities - 0.3%
475,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	512,835
1,980,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	1,951,439

		Total Multi-Utilities	2,464,274

Multiline Retail - 0.3%
2,018,000	BBB-	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	2,318,617

Office Electronics - 0.2%
1,475,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	1,526,625

Oil, Gas & Consumable Fuels - 4.6%
1,670,000	BBB+	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	1,894,162

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
$2,550,000	BB	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	$2,486,250
1,680,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	1,642,094
1,625,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	1,738,750
4,000,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	4,424,756
2,640,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (a)	3,156,458
		El Paso Corp.:
		Medium-Term Notes:
1,700,000	B-	7.800% due 8/1/31	1,691,500
550,000	B-	7.750% due 1/15/32	548,625
4,000,000	B-	Notes, 7.875% due 6/15/12 (a)	4,160,000
1,575,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,563,187
1,350,000	BB	Gaz Capital SA, Notes, 8.625% due 4/28/34	1,636,065
530,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (c)	527,350
		Pemex Project Funding Master Trust, Notes:
525,000	BBB	5.750% due 12/15/15 (c)	498,356
866,000	BBB	6.625% due 6/15/35 (c)	819,453
1,760,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,870,000
435,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	453,488
725,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	761,250
1,490,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,590,575
650,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	646,750
		Williams Cos. Inc., Notes:
2,000,000	B+	7.125% due 9/1/11	2,065,000
2,375,000	B+	7.875% due 9/1/21	2,541,250
200,000	B+	8.750% due 3/15/32	231,500
1,900,000	BBB-	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	1,946,742

		Total Oil, Gas & Consumable Fuels	38,893,561

Paper & Forest Products - 1.1%
1,500,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,522,500
2,025,000	B	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	1,974,375
		NewPage Corp., Senior Secured Notes:
240,000	CCC+	10.930% due 5/2/06 (b)	264,000
180,000	CCC+	10.000% due 5/1/12	193,725
1,200,000	B+	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	1,131,000
285,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (c)	287,553
155,000	CCC-	Tembec Industries Inc., Senior Notes, 7.750% due 3/15/12	92,613
3,770,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	3,906,802

		Total Paper & Forest Products	9,372,568

Pharmaceuticals - 0.2%
475,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	465,500
1,600,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	1,592,000

		Total Pharmaceuticals	2,057,500

Real Estate Investment Trusts (REITs) - 0.6%
2,350,000	B	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	2,526,250
		Host Marriott LP, Senior Notes:
2,555,000	BB-	Series I, 9.500% due 1/15/07 (a)	2,625,262
375,000	BB-	Series O, 6.375% due 3/15/15	364,688

		Total Real Estate Investment Trusts (REITs)	5,516,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Road & Rail - 0.5%
$745,000	BB-	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.750% due 5/15/16 (c)	$761,762
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
360,000	B-	10.250% due 6/15/07	376,200
430,000	B-	9.375% due 5/1/12	464,400
140,000	B-	12.500% due 6/15/12	155,750
2,660,000	BBB+	Norfolk Southern Corp., Notes, 5.257% due 9/17/14 (a)	2,575,157

		Total Road & Rail	4,333,269

Semiconductors & Semiconductor Equipment - 0.3%
		Amkor Technology Inc.:
850,000	CCC+	Senior Notes, 9.250% due 2/15/08	899,938
1,450,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	1,484,437
385,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	360,938

		Total Semiconductors & Semiconductor Equipment	2,745,313

Software - 0.1%
490,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	501,025

Specialty Retail - 0.3%
110,000	CCC	Blockbuster, Inc., Senior Subordinated Notes, 10.000% due 9/1/12 (c)	104,500
1,600,000	CCC	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	1,688,000
200,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (c)	208,000
600,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	571,500

		Total Specialty Retail	2,572,000

Textiles, Apparel & Luxury Goods - 0.3%
		Levi Strauss & Co., Senior Notes:
475,000	B-	9.740% due 7/1/06 (b)	496,969
340,000	B-	12.250% due 12/15/12	385,900
1,250,000	B-	9.750% due 1/15/15	1,325,000

		Total Textiles, Apparel & Luxury Goods	2,207,869

Thrifts & Mortgage Finance - 0.5%
3,920,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (a)	4,135,600

Tobacco - 0.4%
3,030,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13 (a)	3,217,981

Wireless Telecommunication Services - 1.2%
700,000	CCC	Centennial Communications Corp., Senior Notes, 10.000% due 1/1/13	731,500
1,375,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	1,436,494
1,239,000	B-	SBA Communications Corp., Senior Discount Notes, step bond to yield 9.416% due 12/15/11	1,192,537
		Sprint Capital Corp.:
2,350,000	A-	Notes, 8.375% due 3/15/12 (a)	2,645,299
4,425,000	A-	Senior Notes, 6.875% due 11/15/28 (a)	4,571,817

		Total Wireless Telecommunication Services	10,577,647

		TOTAL CORPORATE BONDS & NOTES (Cost - $378,980,088)	385,365,848

ASSET-BACKED SECURITIES - 4.5%
Credit Card - 0.5%
4,530,000	BBB+	Metris Master Trust, Series 2001-2, Class B, 6.003% due 11/20/09 (a)(b)	4,534,718

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Diversified Financial Services - 0.0%
$9,215,241	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (e)(f)(g)	$0

Home Equity - 4.0%
2,840,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 6.159% due 11/25/34 (a)(b)	2,899,964
3,572,707	A+	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.159% due 8/25/32 (a)(b)	3,592,372
6,000,000	A	Asset-Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 6.801% due 4/15/33 (a)(b)	6,029,765
674	BBB	Bear Stearns Asset-Backed Securities Inc. Net Interest Margin Trust, Series 2003-HE1N, Class N1, 6.500% due 1/25/34 (c)	672
3,820,000	AA	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.209% due 6/25/34 (a)(b)	3,881,812
8,400,000	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.049% due 8/25/36 (a)(b)	8,400,000
583,677	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	579,711
		Novastar Home Equity Loan:
1,310,000	A	Series 2003-04, Class M2, 6.585% due 2/25/34 (b)	1,331,066
2,880,000	A+	Series 2004-01, Class M4, 5.934% due 2/25/34 (a)(b)	2,901,256
1,560,000	BBB-	Series 2005-02, Class M11, 7.959% due 10/25/35 (b)	1,379,374
1,260,000	BBB	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 8.459% due 5/25/34 (b)	1,228,602
829,466	A	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 6.059% due 4/25/32 (b)	830,719
		Sail Net Interest Margin Notes:
78,253	BBB	Series 2003-003, Class A, 7.750% due 4/27/33 (c)	72,401
210,823	BBB	Series 2004-002A, Class A, 5.500% due 3/27/34 (c)	200,768
150,417	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (c)	150,139

		Total Home Equity	33,478,621

Other - 0.0%
6,531,537	C(d)	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 6.529% due 11/1/35 (b)(c)(e)(f)(g)	0

		TOTAL ASSET-BACKED SECURITIES (Cost - $51,154,045)	38,013,339

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
519,452	AAA	Banc of America Mortgage Securities, Series 2005-C, Class 2A1, 4.709% due 4/25/35 (b)	507,456
		Commercial Mortgage Pass-Through Certificates:
5,674,514	AAA	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)(c)	5,673,815
1,504,227	AAA	Series 2003-FL9, Class E, 5.902% due 11/15/15 (b)(c)	1,508,835
1,119,168	AAA	Countrywide Alternative Loan Trust, Series-2005-63, Class 1A1, 5.482% due 12/25/35 (b)	1,115,968
598,000	AAA	Countrywide Home Loans Pass-Through Certificates, Series 2006-HYB3, Class 2A1A, 5.804% due 4/20/36 (b)	599,305
550,531	AAA	GMAC Mortgage Corporation Loan Trust, Series 2005-AR5, Class 3A1, 5.051% due 9/19/35 (b)	542,258
5,001,739	AAA	Government National Mortgage Association (GNMA), Series 2003-12, Class IN, PAC, IO, 5.500% due 2/16/28	313,802
8,400,000	AAA	Indymac Index Mortgage Loan Trust, Series 2006-AR6, Class 2A1A, 5.052% due 5/25/36 (a)(b)	8,400,000
1,103,622	AAA	JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.986% due 8/25/35 (b)	1,081,282

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6% (continued)
		MASTR Adjustable Rate Mortgages Trust:
$598,000	AAA	Series 2006-2, Class 3A1, 4.852% due 1/25/36 (b)	$586,507
7,540,000	AAA	Series 2006-OA1, Class 1A1, 5.169% due 4/25/46 (a)(b)	7,542,262
5,509,181	BBB(h)	Merit Securities Corp., Series 11PA, Class B2, 6.500% due 9/28/32 (a)(b)(c)	4,810,368
128,073	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A1, Class 2A1, 4.584% due 12/25/34 (b)	125,316
1,212,876	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1, 5.387% due 10/25/34 (b)	1,207,657
1,702,048	AAA	Structured Asset Mortgage Investments Inc., Series 2005-AR3, Class 2A1, 5.862% due 8/25/35 (b)	1,735,398
		Washington Mutual:
547,203	AAA	Series 2005-AR12, Class 1A1, 4.846% due 10/25/35 (b)	539,709
1,135,708	AAA	Series 2005-AR14, Class 1A4, 5.080% due 12/25/35 (b)	1,117,072
1,031,715	AAA	Series 2005-AR7, Class A4, 4.933% due 8/25/35 (b)	1,011,735

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $39,058,170)	38,418,745

MORTGAGE-BACKED SECURITIES - 32.6%
FHLMC - 3.4%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
931,403		6.500% due 9/1/31-12/1/31	950,628
28,800,000		5.000% due 5/1/36 (i)(j)	27,234,000

		TOTAL FHLMC	28,184,628

FNMA - 24.0%
		Federal National Mortgage Association (FNMA):
2,973,279		6.500% due 4/1/15-5/1/31	3,045,898
3,114,350		5.500% due 10/1/16-12/1/16	3,095,741
1,912,636		0.990% due 1/1/17	1,938,527
17,717,354		6.000% due 5/1/17-6/1/32 (a)	17,732,057
3,857,411		6.000% due 5/1/17	3,909,629
82,000,000		5.500% due 5/1/21-6/1/36 (i)(j)	79,951,875
28,750,000		5.000% due 6/1/21-6/1/36 (i)(j)	27,460,732
2,436,539		7.000% due 8/1/29-5/1/32	2,509,122
4,230,962		7.500% due 9/1/29-3/1/32	4,406,315
18,000,000		6.500% due 5/1/36 (i)(j)	18,309,384
40,000,000		6.000% due 6/1/36 (i)(j)	39,787,520

		TOTAL FNMA	202,146,800

GNMA - 5.2%
		Government National Mortgage Association (GNMA):
5,888,175		6.500% due 5/15/28-8/15/34	6,068,821
3,163,647		7.000% due 3/15/29-3/15/32	3,285,245
1,197,817		7.500% due 1/15/30-9/15/31	1,257,182
2,947,183		6.500% due 8/15/34 (a)	3,033,502
5,000,000		5.000% due 5/1/36 (i)(j)	4,792,190
25,000,000		6.000% due 5/1/36 (i)(j)	25,101,550

		TOTAL GNMA	43,538,490

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $276,619,921)	273,869,918

SOVEREIGN BONDS - 3.1%
Brazil - 0.5%
		Federative Republic of Brazil, Collective Action Securities:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Brazil (continued)
$1,018,000	BB	8.000% due 1/15/18	$1,106,312
2,750,000	BB	8.750% due 2/4/25 (a)	3,114,375

		Total Brazil	4,220,687

Colombia - 0.3%
		Republic of Colombia:
305,000	BB	10.000% due 1/23/12	361,120
450,000	BB	10.750% due 1/15/13	560,250
1,075,000	BB	8.125% due 5/21/24	1,199,700

		Total Colombia	2,121,070

Italy - 0.5%
4,200,000	AA-	Region of Lombardy, 5.804% due 10/25/32 (a)	4,207,841

Mexico - 0.8%
		United Mexican States:
2,300,000	BBB	8.125% due 12/30/19 (a)	2,668,000
		Medium-Term Notes, Series A:
2,895,000	BBB	6.375% due 1/16/13 (a)	2,950,005
1,175,000	BBB	5.875% due 1/15/14	1,160,900

		Total Mexico	6,778,905

Panama - 0.1%
		Republic of Panama:
245,000	BB	9.375% due 4/1/29	307,108
786,000	BB	6.700% due 1/26/36	773,227

		Total Panama	1,080,335

Peru - 0.2%
		Republic of Peru:
425,000	BB	9.125% due 2/21/12	473,025
125,000	BB	8.750% due 11/21/33	141,250
679,000	BB	FLIRB, 5.000% due 3/7/17 (b)	650,143
110,000	BB	Global Bonds, 7.350% due 7/21/25	109,175
379,200	BB	PDI, 5.000% due 3/7/17 (b)	364,790

		Total Peru	1,738,383

Russia - 0.7%
		Russian Federation:
733,333	BBB	8.250% due 3/31/10	770,917
1,750,000	BBB	11.000% due 7/24/18	2,480,625
2,790,000	BBB	5.000% due 3/31/30 (a)(b)	3,030,637

		Total Russia	6,282,179

		TOTAL SOVEREIGN BONDS (Cost - $26,565,973)	26,429,400

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.7%
U.S. Government Agencies - 0.9%
4,060,000		Federal Home Loan Mortgage Corp. (FHLMC), 5.250% due 2/24/11 (a)	4,032,920
		Federal National Mortgage Association (FNMA):
1,430,000		4.875% due 4/15/09	1,420,274
2,080,000		5.200% due 11/8/10	2,059,876

		Total U.S. Government Agencies	7,513,070

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

FACE AMOUNT†	RATING‡	SECURITY	VALUE
U.S. Government Obligations - 7.8%
$700,000		U.S. Treasury Bonds, 5.250% due 2/15/29	$694,969
		U.S. Treasury Notes:
15,600,000		4.000% due 4/15/10 (a)	15,101,533
13,000,000		4.125% due 8/15/10 (a)	12,613,055
1,210,000		4.500% due 2/28/11	1,188,259
120,000		4.750% due 3/31/11	119,091
6,900,000		4.000% due 11/15/12 (a)	6,526,972
32,820,000		4.500% due 2/15/36 (a)	29,504,688

		Total U.S. Government Obligations	65,748,567

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $77,222,966)	73,261,637

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
3,884,074	AAA	U.S. Treasury Bonds, Inflation Indexed, 2.000% due 1/15/26 (a) (Cost - $3,637,815)	3,612,950

SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
1,226,577		Home Interiors of Gifts Inc. (f)(g)*	331,176

Media - 0.1%
17,610		NTL Inc.*	483,923

		TOTAL CONSUMER DISCRETIONARY	815,099

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
24,971		Aurora Foods Inc. (f)(g)*	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
1,445		Outsourcing Solutions Inc. (g)*	6,143

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
1,372		Freescale Semiconductor Inc., Class B Shares*	43,451

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
3,736		McLeodUSA Inc., Class A Shares (f)(g)*	0
19,250		Pagemart Wireless (f)(g)*	192

		TOTAL TELECOMMUNICATION SERVICES	192

		TOTAL COMMON STOCKS (Cost - $2,100,786)	864,885

CONVERTIBLE PREFERRED STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
18,000		Crown Castle International Corp., 6.250% due 8/15/12 (Cost - $531,050)	994,500

CONTRACTS
PURCHASED OPTIONS - 0.1%
291		Eurodollar Futures, Call @ $94.00, expires 9/18/06	552,900
3		Eurodollar Futures, Call @ $94.50, expires 6/19/06	2,325
21		U.S. Treasury Bonds Futures, Call @ $107.00, expires 5/26/06	13,558
1		U.S. Treasury Bonds Futures, Call @ $111.00, expires 5/26/06	16

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

CONTRACTS	SECURITY	VALUE
PURCHASED OPTIONS - 0.1% (continued)
27	U.S. Treasury Notes 5 Year Futures, Call @ $102.00, expires 5/26/06	$58,219
39	U.S. Treasury Notes 5 Year Futures, Call @ $103.00, expires 5/26/06	46,312

	TOTAL PURCHASED OPTIONS (Cost - $774,666)	673,330

WARRANTS
WARRANTS - 0.1%
900	American Tower Corp., Class A Shares, Expires 8/1/08(c)*	432,528
2,095	Cybernet Internet Services International Inc., Expires 7/1/09(c)(f)(g)*	0
1,780	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(c)(f)(g)*	0
1,000	IWO Holdings Inc., Expires 1/15/11(c)(f)(g)*	0
250	Jazztel PLC, Expires 7/15/10(c)(f)(g)*	0
1,865	Merrill Corp., Class B Shares, Expires 5/5/09(c)(f)(g)*	0
220	Pliant Corp., Expires 6/1/10(c)(f)(g)*	2
7,800	RSL Communications Ltd., Class A Shares, Expires 11/15/06(f)(g)*	0
10,000	United Mexican States, Series XW10, Expires 10/10/06*	47,500

	TOTAL WARRANTS (Cost - $414,600)	480,030

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $857,060,080)	841,984,582

FACE AMOUNT
SHORT-TERM INVESTMENTS - 27.7%
Repurchase Agreement - 27.4%
$229,972,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 4/28/06, 4.750% due 5/1/06; Proceeds at maturity - $230,063,031; (Fully collateralized by U.S. Treasury Notes, 4.250% due 1/15/11; Market value - $234,572,897) (Cost - $229,972,000) (a)	229,972,000

Sovereign Bonds - 0.1%
1,050,000	Government of Canada, 4.962% due 9/20/06 (k) (Cost - $1,029,872)	1,029,872

U.S. Government Agency - 0.2%
1,750,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.555% due 5/15/06 (k)(l) (Cost - $1,746,924)	1,746,924

	TOTAL SHORT-TERM INVESTMENTS (Cost - $232,748,796)	232,748,796

	TOTAL INVESTMENTS - 127.8% (Cost - $1,089,808,876#)	1,074,733,378
	Liabilities in Excess of Other Assets - (27.8)%	(233,777,753)

	TOTAL NET ASSETS - 100.0%	$840,955,625

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, TBA’s and/or mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rating by Moody’s Investors Service.

(e)	Security is currently in default.

(f)	Illiquid security.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	Rating by Fitch Ratings Service.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(k)	Rate shown represents yield to maturity.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedule of Investments.

Abbreviations used in this schedule:

FLIRB	—	Front-Loaded Interest Reduction Bonds
IO	—	Interest Only
MASTR	—	Mortgage Asset Securitization Transactions Inc.
MXN	—	Mexican Peso
PAC	—	Planned Amortization Cost
PDI	—	Past Due Interest

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
354	Eurodollar Futures, Call	9/18/06	$95.00	$26,550
166	Eurodollar Futures, Call	9/18/06	94.75	47,725
58	Eurodollar Futures, Call	9/18/06	94.88	7,975
3	Eurodollar Futures, Call	6/19/06	94.75	675
64	Eurodollar Futures, Put	9/18/06	94.63	9,600
95	U.S. Treasury Bonds Futures, Call	5/26/06	113.00	1,484
65	U.S. Treasury Bonds Futures, Call	9/26/06	113.00	9,141
76	U.S. Treasury Bonds Futures, Call	5/26/06	110.00	3,562
132	U.S. Treasury Bonds Futures, Call	8/25/06	111.00	45,375
15	U.S. Treasury Bonds Futures, Call	5/26/06	108.00	4,922
40	U.S. Treasury Bonds Futures, Call	5/26/06	109.00	5,625
31	U.S. Treasury Bonds Futures, Call	8/18/06	109.00	23,250
45	U.S. Treasury Bonds Futures, Call	8/25/06	108.00	46,406
48	U.S. Treasury Bonds Futures, Put	8/25/06	108.00	126,000
32	U.S. Treasury Bonds Futures, Put	8/25/06	105.00	33,500
169	U.S. Treasury Notes 10 Year Futures, Call	5/26/06	108.00	2,641
71	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	109.00	7,766
47	U.S. Treasury Notes 10 Year Futures, Call	5/26/06	107.00	2,937
230	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	108.00	50,312
24	U.S. Treasury Notes 10 Year Futures, Call	5/26/06	106.00	7,125
147	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	107.00	64,312
49	U.S. Treasury Notes 10 Year Futures, Put	8/25/06	105.00	40,578
50	U.S. Treasury Notes 5 Year Futures, Call	5/26/06	105.00	2,344
15	U.S. Treasury Notes 5 Year Futures, Call	8/25/06	105.50	2,813
30	U.S. Treasury Notes 5 Year Futures, Call	8/25/06	105.00	8,438

	TOTAL OPTIONS WRITTEN			$581,056

	(Premiums received - $1,009,260)

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Strategic Income Fund (formerly known as Smith Barney Diversified Strategic Income Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities, as a substitute for buying and selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,430,699
Gross unrealized depreciation	(32,506,197)

Net unrealized depreciation	$(15,075,498)

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Futures	41	6/06	$9,715,530	$9,718,025	$2,495
Eurodollar Futures	113	9/06	26,780,153	26,769,700	(10,453)
Eurodollar Futures	65	3/08	15,447,225	15,403,375	(43,850)
U.S. Treasury 2 Year Note	42	6/06	8,577,445	8,556,844	(20,601)
U.S. Treasury 5 Year Note	516	6/06	54,262,489	53,744,625	(517,864)
U.S. Treasury 10 Year Note	1,453	6/06	156,130,881	153,405,016	(2,725,865)

					(3,316,138)

Contract to Sell:
U.S. Treasury 10 Year Bond	7	6/06	746,559	747,906	(1,347)

Net Unrealized Loss on Open Futures Contracts					$(3,317,485)

During the period ended April 30, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $2,256,501,129.

For period ended April 30, 2006, the Fund recorded interest income of $2,331,581 related to such mortgage dollar rolls.

At April 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $180,605,086.

During the period ended April 30, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding July 31, 2005	—	$—
Options written	2,228	1,101,588
Options bought back	(172)	(92,328)

Options written, outstanding April 30, 2006	2,056	$1,099,260

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 29, 2006

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	June 29, 2006